ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Schedule of Accounts Receivable

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivables	5,692,976,209	5,584,548,167
Allowance for doubtful accounts	(256,605,518)	(318,197,517)
Accounts receivable, net	5,436,370,691	5,266,350,650

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	376,574,061	264,656,904	256,605,518
Addition	147,474,390	149,029,546	166,432,303
Reversal	(259,391,547)	(157,080,932)	(104,840,304)
At end of year	264,656,904	256,605,518	318,197,517